Cover	Feb. 26, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 26, 2020
Current Fiscal Year End Date	--12-31
Entity File Number	001-35574
Entity Registrant Name	EQM Midstream Partners, LP
Entity Central Index Key	0001540947
Entity Tax Identification Number	37-1661577
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2200 Energy Drive
Entity Address, City or Town	Canonsburg
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15317
City Area Code	724
Local Phone Number	271-7600
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Units Representing Limited Partner Interests
Trading Symbol	EQM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false